Financial assets at amortised cost - Loans and advances to banks (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	£ (3,380)
Transfers	(1,236)	£ (379)
Additions (repayments)	(181)	56
Balance at end of period	(6,220)		£ (3,380)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(760)
Balance at end of period	(1,553)		(760)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,070)
Balance at end of period	(2,332)		(1,070)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,408)
Balance at end of period	(2,010)		(1,408)
Loans and Advances to Banks
Disclosure of financial assets [line items]
Balance at beginning of period	4,852
Balance at end of period	7,070		4,852
Loans and Advances to Banks | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	4,852
Balance at end of period	7,070		4,852
Loans and Advances to Banks | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	4,852	3,693	3,693
Exchange and other adjustments	238		(125)
Additions (repayments)	1,995		1,284
Balance at end of period	7,085		4,852
Loans and Advances to Banks | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	4,852	3,691	3,691
Exchange and other adjustments	238		(125)
Additions (repayments)	1,995		1,286
Balance at end of period	7,085		4,852
Loans and Advances to Banks | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period		£ 2	2
Additions (repayments)			£ (2)
Loans and Advances to Banks | Impairment
Disclosure of financial assets [line items]
Balance at end of period	(15)
Loans and Advances to Banks | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at end of period	£ (15)